UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place,
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investor Services 1-800-822-5544 or Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: April 30, 2009

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / APRIL 30, 2009

Legg Mason Partners
Variable Adjustable Rate
Income Portfolio

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	17

Statement of operations	18

Statements of changes in net assets	19

Financial highlights	20

Notes to financial statements	21

Board approval of management and subadvisory agreements	34

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened significantly during the six-month reporting period ended April 30, 2009. Looking back, after expanding 2.8% during the second quarter of 2008, U.S. gross domestic product (“GDP”)i growth took a step backward during the second half of 2008. According to the U.S. Department of Commerce, third and fourth quarter 2008 GDP contracted 0.5% and 6.3%, respectively, the latter being the worst quarterly reading since 1982. Economic weakness continued in early 2009, as the preliminary estimate for first quarter 2009 GDP decline was 5.7%. This marked the first time in thirty-four years that the U.S. economy posted three consecutive quarters of negative GDP growth.

It may seem like ancient history, but when the reporting period began, speculation remained as to whether the U.S. would experience a recession. This ended in December 2008, when the National Bureau of Economic Research (“NBER”)—which has the final say on when one begins and ends—announced that a recession had begun in December 2007, making the current recession the lengthiest since the Great Depression. Contributing to the economy’s troubles is the accelerating weakness in the labor market. Since December 2007, approximately 5.7 million jobs have been shed, with nearly 2.7 million being lost during the first four months of 2009. In addition, the unemployment rate continued to move steadily higher, rising from 8.5% in March to 8.9% in April 2009, to reach its highest rate since 1983.

Another strain on the economy, the housing market, appeared to finally be getting closer to reaching a bottom. According to the S&P/Case-Shiller Home Price Indexii, U.S. home prices continued to fall in February 2009, but they did end their sixteen-month streak of record declines. This led to hopes that prices could be nearing a period of stabilization. Other economic news also seemed to be “less negative.” Inflation remained low and, in March 2009, data were released showing increases in durable goods orders, manufacturing and consumer sentiment, albeit all from depressed levels.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iii to take aggressive and, in some cases, unprecedented actions. After reducing the

Legg Mason Partners Variable Adjustable Rate Income Portfolio   I

Letter from the chairman continued

federal funds rateiv from 5.25% in August 2007 to 2.00% in April 2008, the Fed then left rates on hold for several months due to growing inflationary pressures as a result of soaring oil and commodity prices, coupled with the sagging U.S. dollar. However, as inflation receded along with oil prices and the global financial crisis escalated, the Fed cut rates twice in October 2008 to 1.00%. Then, in December 2008, it reduced the federal funds rate to a range of zero to 0.25%—a historic low—and maintained this stance during its next meetings in January, March and April 2009. In conjunction with the April meeting, the Fed stated that it “will employ all available tools to promote economic recovery and to preserve price stability.
The Committee . . . anticipates that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which will be used to facilitate the purchase of $500 billion to $1 trillion of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

II   Legg Mason Partners Variable Adjustable Rate Income Portfolio

During the six-month reporting period ended April 30, 2009, both short- and long-term Treasury yields experienced periods of extreme volatility. While earlier in 2008 investors were focused on the subprime segment of the mortgage-backed market, these concerns broadened to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This unrest triggered several “flights to quality,” causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). This was particularly true toward the end of 2008, as the turmoil in the financial markets and sharply falling stock prices caused investors to flee securities that were perceived to be risky, even high-quality corporate bonds and high-grade municipal bonds. However, toward the end of the reporting period, investor risk aversion faded somewhat given some modestly positive economic data. This helped to drive spread sector (non-Treasury) prices higher. During the six months ended April 30, 2009, two-year Treasury yields fell from 1.56% to 0.91%. Over the same time frame, ten-year Treasury yields moved from 4.01% to 3.16%. For the six-month period ended April 30, 2009, the Barclays Capital U.S. Aggregate Indexv returned 7.74%.

The high-yield bond market produced outstanding results over the six months ended April 30, 2009. After generating poor results in November 2008, the asset class posted positive returns during four of the last five months of the reporting period. This strong rally was due to a variety of factors, including signs that the frozen credit markets were thawing, some modestly better economic data and increased demand from investors searching for higher yields. All told, over the six months ended April 30, 2009, the Citigroup High Yield Market Indexvi returned 15.09%.

Legg Mason Partners Variable Adjustable Rate Income Portfolio   III

Letter from the chairman continued

Performance review
For the six months ended April 30, 2009, Legg Mason Partners Variable Adjustable Rate Income Portfolio1 returned -6.77%. The Portfolio’s unmanaged benchmark, the Citigroup 6-Month U.S. Treasury Bill Indexvii, returned 0.54% for the same period. The Lipper Variable Short-Intermediate Investment Grade Debt Funds Category Average2 returned 3.12% over the same time frame.

PERFORMANCE SNAPSHOT as of April 30, 2009 (unaudited)

6 MONTHS
(not annualized)
Variable Adjustable Rate Income Portfolio[1]	-6.77%

Citigroup 6-Month U.S. Treasury Bill Index	0.54%

Lipper Variable Short-Intermediate Investment Grade Debt Funds Category Average[2]	3.12%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The 30-Day SEC Yield for the period ended April 30, 2009 was 3.80%. Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yield would have been 3.42%. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Portfolio’s most current prospectus dated February 28, 2009, the gross total operating expense ratio was 1.22%.

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.00%. This expense limitation may be reduced or terminated at any time.

A special note regarding increased market volatility
In recent months, we have experienced a series of events that have impacted the financial markets and created concerns among both novice and seasoned investors alike. In particular, we have witnessed the failure and consolidation of several storied financial institutions, periods of heightened market volatility, and aggressive actions by the U.S. federal government to steady the financial markets and restore investor confidence.

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 45 funds in the Portfolio’s Lipper category.

IV   Legg Mason Partners Variable Adjustable Rate Income Portfolio

While we hope that the worst is over in terms of the issues surrounding the credit and housing crises, it is likely that the fallout will continue to impact the financial markets and the U.S. economy well into 2009.

Like all asset management firms, Legg Mason has not been immune to these difficult and, in some ways, unprecedented times. However, today’s challenges have only strengthened our resolve to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your portfolio
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

Legg Mason Partners Variable Adjustable Rate Income Portfolio   V

Letter from the chairman continued

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 29, 2009

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investments in bonds are subject to interest rate and credit risks. The Portfolio is subject to fluctuations in share price as interest rates rise and fall. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. Adjustable rate securities are subject to additional risks. The Portfolio may invest in high-yield bonds which are rated below investment grade and carry more risk than higher-rated securities. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vii	The Citigroup 6-Month U.S. Treasury Bill Index performance is an average of the last six 6-Month Treasury Bill issues. 6-Month U.S. Treasury Bills are guaranteed by the U.S. government and provide a fixed rate of return when held to maturity.

VI   Legg Mason Partners Variable Adjustable Rate Income Portfolio

Portfolio at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report   1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2008 and held for the six months ended April 30, 2009.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

	BEGINNING	ENDING	ANNUALIZED	EXPENSES
ACTUAL TOTAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]
(6.77)%	$1,000.00	$932.30	1.00%	$4.79

[1]	For the six months ended April 30, 2009.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2   Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
5.00%	$1,000.00	$1,019.84	1.00%	$5.01

[1]	For the six months ended April 30, 2009.

[2]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report   3

Schedule of investments (unaudited)
April 30, 2009

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.9%

	Banc of America Mortgage Securities Inc.:

$15,696	5.137% due 7/25/33(a)	$13,047

10,686	5.408% due 2/25/34(a)	9,265

95,383	4.443% due 2/25/35(a)	62,408

30,474	Bear Stearns Alternate-A Trust, 1.278% due 11/25/34(a)	4,933

	Bear Stearns ARM Trust:

61,714	5.446% due 2/25/35(a)	44,588

223,699	4.841% due 8/25/35(a)	118,287

192,897	Bear Stearns Asset-Backed Securities Trust, 1.038% due 10/25/33(a)	125,488

128,049	Bear Stearns Second Lien Trust, 0.658% due 12/25/36(a)(b)	37,431

	Countrywide Alternative Loan Trust:

158,866	0.677% due 7/20/35(a)	64,462

420,468	0.768% due 11/20/35(a)	169,442

190,937	0.708% due 1/25/36(a)	75,740

188,334	0.648% due 6/25/46(a)	68,418

262,812	0.628% due 9/25/46(a)	94,777

407,627	0.598% due 2/25/47(a)	156,517

	Countrywide Home Loan Mortgage Pass-Through Trust:

59,767	0.938% due 12/25/17(a)	54,878

29,261	4.066% due 6/19/31(a)	27,578

185,889	Countrywide Home Loans, 0.688% due 3/25/36(a)	69,185

186,153	Deutsche Mortgage Securities Inc., 0.888% due 6/25/34(a)	134,590

	Federal National Mortgage Association (FNMA):

109,307	0.738% due 10/25/35(a)(c)	107,456

	Grantor Trust:

195,551	5.261% due 10/25/40(a)(c)	202,227

74,428	5.283% due 3/25/42(a)(c)	75,827

	REMIC Trust:

100,797	2.977% due 3/25/27(a)(c)	104,586

27,764	0.738% due 1/25/34(a)(c)	27,075

163,321	PAC, 0.838% due 8/25/33(a)(c)	160,210

	Whole Loan:

47,914	0.788% due 9/25/42(a)(c)	44,722

51,104	5.405% due 1/25/43(a)(c)	52,043

149,869	First Horizon Alternative Mortgage Securities, 5.229% due 2/25/36(a)	70,202

See Notes to Financial Statements.

4   Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Harborview Mortgage Loan Trust:

$348,412	0.777% due 9/19/35(a)	$142,559

229,773	1.217% due 2/19/36(a)	97,203

126,341	0.627% due 11/19/46(a)	48,444

401,077	0.597% due 1/25/47(a)	141,737

320,862	0.617% due 1/25/47(a)	61,417

320,862	0.647% due 1/25/47(a)	60,609

	IMPAC CMB Trust:

23,780	1.438% due 10/25/33(a)	20,083

216,424	0.698% due 11/25/35(a)	101,052

	IMPAC Secured Assets Corp.:

60,833	1.238% due 11/25/34(a)	27,646

58,208	0.638% due 5/25/36(a)	20,430

247,571	Indymac Index Mortgage Loan Trust, 5.287% due 10/25/35(a)	139,492

49,854	Lehman Structured Securities Corp., 0.778% due 9/26/45(a)(b)	32,720

252,615	Lehman XS Trust, 0.698% due 2/25/46(a)	91,895

149,492	MASTR Alternative Loans Trust, PAC, 0.838% due 11/25/33(a)	99,746

25,374	MASTR ARM Trust, 4.980% due 12/25/33(a)	14,941

132,347	Merrill Lynch Mortgage Investors Inc., 4.484% due 2/25/35(a)	104,117

148,887	New York Mortgage Trust Inc., 0.768% due 8/25/35(a)	105,376

400,000	Residential Accredit Loans Inc., 0.643% due 9/25/46(a)	94,494

	Residential Asset Securitization Trust, PAC:

40,925	0.888% due 11/25/33(a)	33,010

169,534	0.838% due 5/25/34(a)	112,321

45,331	Residential Funding Mortgage Securities I Trust, 0.838% due 6/25/33(a)	43,847

	Sequoia Mortgage Trust:

5,898	3.907% due 9/20/32(a)	4,620

145,034	1.107% due 6/20/33(a)	106,151

	Structured ARM Loan Trust:

8,253	0.748% due 2/25/34(a)	5,997

15,836	0.843% due 6/25/34(a)	8,619

16,056	2.883% due 11/25/34(a)	10,792

	Structured Asset Mortgage Investments Inc.:

61,704	0.817% due 12/19/33(a)	41,739

25,022	5.194% due 8/25/35(a)	12,060

108,092	0.818% due 12/27/35(a)	26,504

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report   5

Schedule of investments (unaudited) continued
April 30, 2009

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
$108,142	4.138% due 12/27/35(a)	$34,057

288,951	0.628% due 7/25/46(a)	95,363

120,613	0.638% due 9/25/47(a)	95,772

	Structured Asset Securities Corp.:

40,859	1.438% due 3/25/28(a)	34,322

83,180	1.378% due 8/25/28(a)	44,776

18,728	4.161% due 5/25/32(a)	18,730

65,271	5.533% due 8/25/32(a)	64,991

21,244	0.938% due 4/25/33(a)	16,083

62,013	0.838% due 9/25/33(a)(b)	26,519

99,131	5.638% due 6/25/35(a)(b)(d)	59,484

16,417	Thornburg Mortgage Securities Trust, 0.888% due 3/25/44(a)	14,761

145,196	Wachovia Mortgage Loan Trust LLC, 4.635% due 8/20/35(a)	72,768

	Washington Mutual Inc. Alternative Pass-Through Certificates:

175,822	2.484% due 5/25/46(a)	63,296

370,625	2.474% due 8/25/46(a)	133,425

	Washington Mutual Inc. Pass-Through Certificates:

144,422	0.838% due 7/25/18(a)	138,893

53,500	4.857% due 11/25/30(a)	44,314

123,985	5.931% due 9/25/36(a)	75,842

48,275	2.914% due 4/25/44(a)	27,271

227,920	0.758% due 8/25/45(a)	107,866

160,866	0.708% due 12/25/45(a)	75,996

	Wells Fargo Mortgage Backed Securities Trust:

112,947	4.636% due 11/25/34(a)	110,428

224,613	PAC, 0.838% due 5/25/33(a)	220,055

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $10,626,352)	5,560,015

ASSET-BACKED SECURITIES — 17.6%

FINANCIALS — 17.6%

	Automobiles — 1.3%
261,710	AmeriCredit Automobile Receivables Trust, 0.569% due 5/6/12(a)	250,170

	Diversified Financial Services — 0.2%
	Business Loan Express:

94,612	1.088% due 6/25/28(a)(b)	9,698

33,552	1.401% due 5/15/29(a)(b)	12,633

See Notes to Financial Statements.

6   Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Diversified Financial Services — 0.2% continued

$27,394	1.238% due 1/25/32(a)(b)	$16,294

	Total Diversified Financial Services	38,625

	Home Equity — 15.4%
2,895	Ameriquest Mortgage Securities Inc., 0.808% due 9/25/34(a)	2,840

51,175	Argent Securities Inc., 0.828% due 10/25/34(a)	26,487

66,219	Asset-Backed Securities Corp., Home Equity Loan Trust, 0.991% due 11/15/31(a)	45,558

800,549	Bear Stearns Asset-Backed Securities I Trust, 0.838% due 9/25/34(a)	557,597

	Bear Stearns Asset-Backed Securities Inc.:

45,352	0.918% due 10/25/33(a)	38,652

189,833	0.888% due 12/25/33(a)	137,562

146,147	0.938% due 11/25/42(a)	101,063

79,931	CDC Mortgage Capital Trust, 1.058% due 1/25/33(a)	54,319

13,790	Cendant Mortgage Corp., 0.988% due 7/25/43(a)(b)	13,539

	Countrywide Asset-Backed Certificates:

202,308	0.888% due 11/25/34(a)	134,330

164,181	0.768% due 7/25/36(a)(b)	98,459

117,775	0.788% due 5/25/46(a)(b)	84,704

67,773	Countrywide Home Equity Loan Trust, 0.741% due 12/15/33(a)	24,518

78,605	EMC Mortgage Loan Trust, 0.988% due 3/25/31(a)(b)	63,599

75,562	GMAC Mortgage Corp. Loan Trust, 0.648% due 11/25/36(a)(d)	22,128

153,452	Green Tree, 7.000% due 4/25/38(a)(b)(d)	135,429

153,543	GSAMP Trust, 0.738% due 5/25/36(a)(b)(d)	61,524

69,599	IXIS Real Estate Capital Trust, 0.808% due 12/25/35(a)	64,641

289,975	Lehman XS Trust, 0.678% due 11/25/46(a)	53,396

139,299	Merrill Lynch Mortgage Investors Trust, 0.718% due 1/25/47(a)	73,367

390,000	New Century Home Equity Loan Trust, 1.058% due 8/25/34(a)	185,703

344,629	Option One Mortgage Loan Trust, 1.278% due 2/25/33(a)	197,585

	RAAC Series:

156,383	0.708% due 5/25/36(a)(b)	103,176

139,814	0.688% due 2/25/37(a)(b)(d)	66,086

238,607	0.728% due 1/25/46(a)(b)	150,583

	Renaissance Home Equity Loan Trust:

135,432	0.878% due 8/25/33(a)	64,406

176,893	0.938% due 12/25/33(a)	80,910

62,763	Residential Asset Securities Corp., 0.938% due 7/25/32(a)	28,533

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report   7

Schedule of investments (unaudited) continued
April 30, 2009

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Home Equity — 15.4% continued

	SACO I Trust:

$68,155	0.718% due 11/25/20(a)	$28,193

5,607	0.638% due 4/25/35(a)(b)	1,748

27,226	0.958% due 9/25/35(a)	8,871

156,376	0.588% due 4/25/36(a)	23,466

127,506	0.698% due 6/25/36(a)	55,224

18,492	Saxon Asset Securities Trust, 0.938% due 3/25/32(a)	10,893

1,992	Soundview Home Equity Loan Trust, 0.888% due 8/25/31(a)	1,984

4,045	Specialty Underwriting & Residential Finance Trust, 1.118% due 1/25/34(a)	1,293

44,786	Structured Asset Investment Loan Trust, 1.118% due 1/25/33(a)	27,180

192,791	Truman Capital Mortgage Loan Trust, 0.868% due 3/25/37(a)(b)(d)	115,674

28,831	Wachovia Asset Securitization Inc., 0.728% due 3/25/33(a)	14,402

	Total Home Equity	2,959,622

	Other — 0.1%
13,963	Lehman XS Trust, 0.588% due 8/25/35(a)	13,478

	Student Loan — 0.6%
127,630	Carrington Mortgage Loan Trust, 0.758% due 10/25/35(a)	112,593

	TOTAL ASSET-BACKED SECURITIES (Cost — $5,708,635)	3,374,488

COLLATERALIZED SENIOR LOANS — 12.8%

CONSUMER DISCRETIONARY — 5.0%

	Media — 3.2%
493,750	Charter Communications, Term Loan B, 3.721% due 3/15/14(a)(e)	417,836

478,070	Idearc Inc., Term Loan B, 3.456% due 11/1/14(a)(e)	188,107

	Total Media	605,943

	Multiline Retail — 1.8%
500,000	Neiman Marcus Group Inc., Term Loan B, 2.985% due 3/13/13(a)(e)	348,750

	TOTAL CONSUMER DISCRETIONARY	954,693

HEALTH CARE — 2.1%

	Health Care Providers & Services — 2.1%
465,629	Health Management Association, Term Loan B, 2.970% due 1/16/14(a)(e)	405,156

MATERIALS — 2.1%

	Paper & Forest Products — 2.1%
439,452	Georgia-Pacific Corp., Term Loan, 3.181% due 12/23/13(a)(e)	411,025

See Notes to Financial Statements.

8   Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

TELECOMMUNICATION SERVICES — 1.7%

	Diversified Telecommunication Services — 1.7%
$341,525	Cablevision Systems Corp., Term Loan B, 2.311% due 3/30/13(a)(e)	$316,871

UTILITIES — 1.9%

	Independent Power Producers & Energy Traders — 1.9%
388,499	NRG Energy Inc., Term Loan, 6.237% due 2/1/13(a)(e)	362,559

	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $3,003,860)	2,450,304

CORPORATE BONDS & NOTES — 11.9%

CONSUMER DISCRETIONARY — 2.4%

	Automobiles — 1.0%
200,000	DaimlerChrysler NA, LLC/Daimler Finance N.A., LLC, Medium-Term Notes, 1.634% due 8/3/09(a)	198,249

	Diversified Consumer Services — 0.0%
5,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	4,825

	Hotels, Restaurants & Leisure — 0.1%
50,000	Station Casinos Inc., Senior Notes, 6.000% due 4/1/12(g)	17,625

	Media — 1.2%
5,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	3,625

15,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15(f)(g)	1,237

20,000	DISH DBS Corp., Senior Notes, 6.625% due 10/1/14	18,650

10,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 10/15/17(g)	675

200,000	Viacom Inc., Senior Notes, 1.670% due 6/16/09(a)	199,224

	Total Media	223,411

	Multiline Retail — 0.1%
5,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17(e)	5,200

5,122	Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15(e)	2,843

	Total Multiline Retail	8,043

	Textiles, Apparel & Luxury Goods — 0.0%
3,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	2,505

	TOTAL CONSUMER DISCRETIONARY	454,658

ENERGY — 2.3%

	Energy Equipment & Services — 0.0%
5,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	3,725

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report   9

Schedule of investments (unaudited) continued
April 30, 2009

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 2.3%
$5,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	$3,875

10,000	Chesapeake Energy Corp., Senior Notes, 7.250% due 12/15/18	8,800

10,000	El Paso Corp., Senior Notes, 8.250% due 2/15/16	9,800

10,000	Enterprise Products Operating LLP, Subordinated Notes, 7.034% due 1/15/68(a)	6,309

5,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	4,250

40,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14	22,200

410,000	Pemex Project Funding Master Trust, Senior Notes, 1.864% due 12/3/12(a)(b)	362,850

	Williams Cos. Inc., Notes:

10,000	4.420% due 5/1/09(a)(b)	10,000

10,000	8.750% due 3/15/32	9,422

	Total Oil, Gas & Consumable Fuels	437,506

	TOTAL ENERGY	441,231

FINANCIALS — 3.2%

	Capital Markets — 0.9%
200,000	Kaupthing Bank HF, Senior Notes, 5.750% due 10/4/11(b)(f)(g)	16,000

160,000	Merrill Lynch & Co. Inc., Medium-Term Notes, 3.051% due 5/20/09(a)	159,721

	Total Capital Markets	175,721

	Commercial Banks — 1.1%
200,000	Glitnir Banki HF, Senior Notes, 3.255% due 1/18/12(a)(b)(f)(g)	26,500

	HSBC Bank PLC, Credit-Linked Notes, (JSC Bank TuranAlem), Medium-Term Notes:

200,000	3.937% due 7/20/12(a)(b)(d)(g)	10,000

20,000	6.501% due 8/20/12(a)(d)(g)	1,000

20,000	6.751% due 8/20/12(a)(d)(g)	1,000

200,000	Landsbanki Islands HF, Senior Notes, 6.059% due 8/25/09(a)(b)(f)(g)	1,500

100,000	RSHB Capital, Loan Participation Notes, Senior Secured Notes, 6.299% due 5/15/17(b)	77,710

100,000	VTB Capital SA, Loan Participation Notes, 2.870% due 11/2/09(a)(b)	98,443

	Total Commercial Banks	216,153

	Consumer Finance — 0.3%
70,000	GMAC LLC, Senior Notes, 7.500% due 12/31/13(b)	44,138

See Notes to Financial Statements.

10   Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Diversified Financial Services — 0.9%
$10,000	AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12(b)	$5,900

177,000	JPMorgan Chase Bank N.A., Medium-Term Notes, 4.078% due 2/11/11(a)	167,246

	Total Diversified Financial Services	173,146

	Real Estate Management & Development — 0.0%
10,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	2,450

	TOTAL FINANCIALS	611,608

HEALTH CARE — 0.6%

	Health Care Providers & Services — 0.6%
5,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	4,913

93,000	HCA Inc., Senior Secured Notes, 9.625% due 11/15/16(e)	86,490

30,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	28,050

5,000	US Oncology Holdings Inc., Senior Notes, 6.904% due 3/15/12(a)(e)	3,025

	Total Health Care Providers & Services	122,478

	Pharmaceuticals — 0.0%
10,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(f)(g)	50

	TOTAL HEALTH CARE	122,528

INDUSTRIALS — 0.2%

	Aerospace & Defense — 0.0%
10,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15(e)	1,950

	Airlines — 0.0%
10,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15(b)	3,850

	Building Products — 0.1%
20,000	Associated Materials Inc., Senior Discount Notes, 11.250% due 3/1/14	7,300

	Commercial Services & Supplies — 0.0%
10,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	6,475

	Road & Rail — 0.1%
10,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	7,150

5,000	Kansas City Southern de Mexico, Senior Notes, 12.500% due 4/1/16(b)	4,850

	Total Road & Rail	12,000

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report   11

Schedule of investments (unaudited) continued
April 30, 2009

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Trading Companies & Distributors — 0.0%
$5,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	$3,425

10,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(b)(g)	3,600

	Total Trading Companies & Distributors	7,025

	Transportation Infrastructure — 0.0%
5,000	Swift Transportation Co., Senior Secured Notes, 8.984% due 5/15/15(a)(b)	1,575

	TOTAL INDUSTRIALS	40,175

INFORMATION TECHNOLOGY — 0.1%

	IT Services — 0.1%
10,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	8,750

MATERIALS — 0.1%

	Chemicals — 0.0%
5,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14(g)	1,113

	Containers & Packaging — 0.0%
5,000	Graham Packaging Co. Inc., Senior Notes, 8.500% due 10/15/12	4,325

	Metals & Mining — 0.1%
10,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	9,814

5,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	3,050

	Total Metals & Mining	12,864

	Paper & Forest Products — 0.0%
5,000	Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11	3,025

5,000	NewPage Corp., Senior Secured Notes, 7.420% due 5/1/12(a)	2,175

5,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	2,862

	Total Paper & Forest Products	8,062

	TOTAL MATERIALS	26,364

TELECOMMUNICATION SERVICES — 2.2%

	Diversified Telecommunication Services — 1.3%
25,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	25,687

5,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	4,031

5,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16(b)	4,850

20,000	Qwest Corp., Senior Notes, 4.570% due 6/15/13(a)	18,200

200,000	Telecom Italia Capital, Senior Notes, 1.717% due 7/18/11(a)	189,088

	Total Diversified Telecommunication Services	241,856

See Notes to Financial Statements.

12   Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Wireless Telecommunication Services — 0.9%
$200,000	Vodafone Group PLC, Notes, 1.536% due 2/27/12(a)	$183,996

	TOTAL TELECOMMUNICATION SERVICES	425,852

UTILITIES — 0.8%

	Electric Utilities — 0.1%
40,000	Texas Competitive Electric Holdings Co. LLC, Senior Notes, 10.500% due 11/1/16(e)	16,200

	Independent Power Producers & Energy Traders — 0.7%
40,000	AES Corp., Senior Notes, 7.750% due 10/15/15	37,000

15,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	11,100

20,000	Edison Mission Energy, Senior Notes, 7.625% due 5/15/27	12,900

120,000	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17(e)	62,100

10,000	NRG Energy Inc., Senior Notes, 7.375% due 1/15/17	9,575

	Total Independent Power Producers & Energy Traders	132,675

	TOTAL UTILITIES	148,875

	TOTAL CORPORATE BONDS & NOTES (Cost — $3,465,277)	2,280,041

MORTGAGE-BACKED SECURITIES — 5.5%

	FHLMC — 0.6%
109,291	Federal Home Loan Mortgage Corp. (FHLMC), 4.482% due 1/1/27(a)(c)	111,298

	FNMA — 4.9%
	Federal National Mortgage Association (FNMA):

396,145	5.165% due 9/1/35(a)(c)	410,113

530,000	5.000% due 5/12/39(c)(h)	545,155

	TOTAL FNMA	955,268

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $1,052,785)	1,066,566

SOVEREIGN BOND — 0.4%

	Russia — 0.4%
87,360	Russian Federation, 7.500% due 3/31/30(b) (Cost — $98,887)	85,917

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 17.9%

	U.S. Government Agencies — 17.9%
	Federal Home Loan Mortgage Corp. (FHLMC):

	One Year CMT ARM:

82,507	4.570% due 2/1/23(a)(c)	83,479

182,774	4.394% due 4/1/26(a)(c)	185,721

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report   13

Schedule of investments (unaudited) continued
April 30, 2009

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	U.S. Government Agencies — 17.9% continued

$34,375	4.726% due 7/1/29(a)(c)	$34,667

50,048	4.785% due 8/1/30(a)(c)	50,620

26,389	4.948% due 10/1/33(a)(c)	26,764

143,156	One Year LIBOR, 4.513% due 5/1/33(a)(c)	144,777

	Federal National Mortgage Association (FNMA):

128,978	12.000% due 4/20/16(c)	148,011

	One Year CMT ARM:

124,424	3.578% due 8/1/15(a)(c)	123,220

108,829	2.655% due 4/1/20(a)(c)	107,436

136,105	4.751% due 11/1/25(a)(c)	136,571

190,745	4.632% due 1/1/26(a)(c)	191,720

220,505	4.523% due 7/1/26(a)(c)	219,500

602,871	4.336% due 5/1/28(a)(c)	606,393

56,827	4.632% due 5/1/28(a)(c)	57,179

97,012	4.581% due 9/1/30(a)(c)	97,612

31,059	4.820% due 9/1/32(a)(c)	31,763

6,631	4.040% due 1/1/33(a)(c)	6,673

25,449	4.100% due 2/1/33(a)(c)	25,647

26,083	4.029% due 5/1/33(a)(c)	26,066

108,994	4.715% due 9/1/33(a)(c)	110,519

	One Year LIBOR:

8,206	5.138% due 1/1/33(a)(c)	8,300

81,064	4.445% due 7/1/33(a)(c)	82,938

51,684	5.191% due 10/1/33(a)(c)	53,120

163,388	4.692% due 10/1/34(a)(c)	167,617

	Six Month LIBOR:

79,479	3.011% due 4/1/33(a)(c)	80,186

36,101	5.343% due 5/1/33(a)(c)	36,663

15,799	4.744% due 6/1/33(a)(c)	15,978

243,176	4.508% due 10/1/34(a)(c)	246,306

	Government National Mortgage Association (GNMA) II, One Year CMT ARM:

55,432	5.375% due 5/20/26(a)	56,953

19,420	5.375% due 5/20/32(a)	19,915

112,889	5.000% due 1/20/35(a)	115,347

See Notes to Financial Statements.

14   Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	U.S. Government Agencies — 17.9% continued

$137,514	3.625% due 2/20/35(a)	$137,325

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $3,432,031)	3,434,986

U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.4%

78,902	U.S. Treasury Notes, Inflation Indexed, 2.375% due 1/15/17(i) (Cost — $77,292)	82,749

SHARES

COMMON STOCK — 0.0%

CONSUMER DISCRETIONARY — 0.0%

	Hotels, Restaurants & Leisure — 0.0%
10	Buffets Restaurant Holdings*(d) (Cost — $4,969)	0

WARRANTS — 0.0%

	Hotels, Restaurants & Leisure — 0.0%
4	Buffets Restaurant Holdings, Expires 4/28/14*(d) (Cost — $0)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $27,470,088)	18,335,066

FACE
AMOUNT

SHORT-TERM INVESTMENT — 1.0%

	U.S. Government Agency — 1.0%
$183,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.351% due 5/18/09(c)(i)(j) (Cost — $182,970)	182,970

	TOTAL INVESTMENTS — 96.4% (Cost — $27,653,058#)	18,518,036

	Other Assets in Excess of Liabilities — 3.6%	692,340

	TOTAL NET ASSETS — 100.0%	$19,210,376

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report   15

Schedule of investments (unaudited) continued
April 30, 2009

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2009.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Security is currently in default.

(g)	Illiquid security.

(h)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM — Adjustable Rate Mortgage

CMB — Cash Management Bill

CMT — Constant Maturity Treasury

GMAC — General Motors Acceptance Corp.

GSAMP — Goldman Sachs Alternative Mortgage Products

LIBOR — London Interbank Offered Rate

MASTR — Mortgage Asset Securitization Transactions Inc.

PAC — Planned Amortization Class

REMIC — Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

16   Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)
April 30, 2009

ASSETS:

Investments, at value (Cost — $27,653,058)	$18,518,036

Cash	1,202,804

Interest receivable	88,037

Deposits with brokers for open futures contracts	40,012

Receivable for securities sold	13,129

Receivable from broker — variation margin on open futures contracts	781

Principal paydown receivable	117

Prepaid expenses	578

Total Assets	19,863,494

LIABILITIES:

Payable for securities purchased	545,041

Trustees’ fees payable	8,614

Investment management fee payable	5,000

Payable for Portfolio shares repurchased	4,637

Distribution fees payable	1,574

Accrued expenses	88,252

Total Liabilities	653,118

TOTAL NET ASSETS	$19,210,376

NET ASSETS:

Par value (Note 4)	$27

Paid-in capital in excess of par value	28,841,294

Undistributed net investment income	16,819

Accumulated net realized loss on investments, futures contracts and written options	(566,131)

Net unrealized depreciation on investments and futures contracts	(9,081,633)

TOTAL NET ASSETS	$19,210,376

Shares Outstanding:	2,720,581

Net Asset Value:	$7.06

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report   17

Statement of operations (unaudited)
For the Six Months Ended April 30, 2009

INVESTMENT INCOME:

Interest	$448,193

EXPENSES:

Investment management fee (Note 2)	55,659

Distribution fees (Note 2)	25,300

Shareholder reports	20,239

Audit and tax	16,293

Custody fees	1,144

Insurance	887

Legal fees	457

Trustees’ fees	200

Transfer agent fees	74

Miscellaneous expenses	2,999

Total Expenses	123,252

Less: Fee waivers and/or expense reimbursements (Note 2)	(22,517)

Net Expenses	100,735

NET INVESTMENT INCOME	347,458

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND WRITTEN OPTIONS (NOTES 1 AND 3):

Net Realized Gain (Loss) From:

Investment transactions	(12,920)

Futures contracts	152,388

Written options	(116,647)

Net Realized Gain	22,821

Change in Net Unrealized Appreciation/Depreciation From:

Investments	(1,765,295)

Futures contracts	(173,769)

Written options	(20,869)

Change in Net Unrealized Appreciation/Depreciation	(1,959,933)

NET LOSS ON INVESTMENTS, FUTURES CONTRACTS AND WRITTEN OPTIONS	(1,937,112)

DECREASE IN NET ASSETS FROM OPERATIONS	$(1,589,654)

See Notes to Financial Statements.

18   Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED APRIL 30, 2009 (unaudited) AND THE YEAR ENDED OCTOBER 31, 2008	2009	2008
OPERATIONS:

Net investment income	$347,458	$1,323,399

Net realized gain (loss)	22,821	(23,129)

Change in net unrealized appreciation/depreciation	(1,959,933)	(6,626,674)

Increase from payment by affiliate	—	1,878

Decrease in Net Assets From Operations	(1,589,654)	(5,324,526)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(1,300,001)	(1,750,000)

Decrease in Net Assets From Distributions to Shareholders	(1,300,001)	(1,750,000)

PORTFOLIO SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	505,487	2,995,318

Reinvestment of distributions	1,300,001	1,748,689

Cost of shares repurchased	(3,484,345)	(12,012,712)

Decrease in Net Assets From Portfolio Share Transactions	(1,678,857)	(7,268,705)

DECREASE IN NET ASSETS	(4,568,512)	(14,343,231)

NET ASSETS:

Beginning of period	23,778,888	38,122,119

End of period*	$19,210,376	$23,778,888

* Includes undistributed net investment income of:	$16,819	$969,362

See Notes to Financial Statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report   19

Financial highlights

   FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED
   OCTOBER 31, UNLESS OTHERWISE NOTED:

	2009[1]	2008	2007	2006[2]	2005[2]	2004[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.08	$10.13	$10.28	$10.18	$10.10	$10.01

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.14	0.44	0.49	0.42	0.24	0.09

Net realized and unrealized gain (loss)	(0.70)	(2.01)	(0.17)	(0.01)	(0.05)	0.03

Total income (loss) from operations	(0.56)	(1.57)	0.32	0.41	0.19	0.12

LESS DISTRIBUTIONS FROM:

Net investment income	(0.46)	(0.48)	(0.47)	(0.31)	(0.11)	(0.03)

Total distributions	(0.46)	(0.48)	(0.47)	(0.31)	(0.11)	(0.03)

NET ASSET VALUE, END OF PERIOD	$7.06	$8.08	$10.13	$10.28	$10.18	$10.10

Total return[3]	(6.77)%	(16.19)%[4]	3.21%	4.09%	1.87%	1.24%

NET ASSETS, END OF PERIOD (MILLIONS)	$19	$24	$38	$40	$38	$24

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	1.22%[5]	1.32%	1.22%[6]	1.03%	1.13%	1.31%

Net expenses[7,8]	1.00 [5]	1.00 [9]	0.92 [6]	0.87	0.98	1.00

Net investment income	3.43 [5]	4.07	4.62	3.98	2.49	1.19

PORTFOLIO TURNOVER RATE	15%[10]	45%[10]	130%[10]	45%[10]	12%	68%

[1]	For the six months ended April 30, 2009 (unaudited).
[2]	Represents a share of capital stock outstanding prior to April 30, 2007.
[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[4]	The investment manager fully reimbursed the Portfolio for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
[5]	Annualized.
[6]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been 1.21% and 0.91%, respectively.
[7]	As a result of a contractual expense limitation, effective October 31, 2005 through February 28, 2007, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Portfolio will not exceed 1.00%. Prior to October 31, 2005 and effective March 1, 2007, the Portfolio had a 1.00% voluntary expense limitation that may be terminated at any time.
[8]	Reflects fee waivers and/or expense reimbursements.
[9]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.
[10]	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 67% for the six months ended April 30, 2009 and 212%, 150% and 77% for the years ended October 31, 2008, 2007 and 2006, respectively.

See Notes to Financial Statements.

20   Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable Adjustable Rate Income Portfolio (the “Portfolio”) is a separate diversified series of the Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report   21

Notes to financial statements (unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

			OTHER SIGNIFICANT	SIGNIFICANT
		QUOTED PRICES	OBSERVABLE	UNOBSERVABLE
	APRIL 30, 2009	(LEVEL 1)	INPUTS (LEVEL 2)	INPUTS (LEVEL 3)
Investments in securities	$18,518,036	—	$18,402,362	$115,674

Other financial instruments*	53,389	$53,389	—	—

Total	$18,571,425	$53,389	$18,402,362	$115,674

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	INVESTMENTS IN
	SECURITIES
Balance as of October 31, 2008	$393,758

Accrued premiums/discounts	50

Realized gain (loss)	758	(1)

Change in unrealized appreciation (depreciation)	(89,051	)(2)

Net purchases (sales)	(49,079)

Transfers in and/or out of level 3	(140,762)

Balance as of April 30, 2009	$115,674

Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$(82,673	)(2)

(1)	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

(2)	This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction,

22   Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report

including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Financial futures contracts. The Portfolio may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report   23

Notes to financial statements (unaudited) continued

cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Mortgage dollar rolls. The Portfolio may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes interest paid on the securities. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Portfolio executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(f) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a TBA basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

24   Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report

(g) Credit and market risk. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages and are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

Consistent with its objective to seek high current income, the Portfolio may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. If material, the amount is shown as a reduction of expenses on the Statement of Operations.

(k) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report   25

Notes to financial statements (unaudited) continued

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(l) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.550%

Next $1 billion	0.525

Next $3 billion	0.500

Next $5 billion	0.475

Over $10 billion	0.450

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended April 30, 2009, the Portfolio had a voluntary expense limitation in place of 1.00% of the Portfolio’s average daily net assets.

During the six months ended April 30, 2009, LMPFA waived a portion of its fee amounting to $7,337.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of

26   Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report

the Portfolio’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

The Trust, on behalf of the Portfolio, has adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Portfolio shall pay a fee in the amount not to exceed 0.25% of the average daily net assets of the Portfolio. The fee is calculated daily and paid monthly. The Trust has agreed to waive 0.15% of the Rule 12b-1 distribution plan fees for the Portfolio. For the six months ended April 30, 2009, Rule 12b-1 distribution plan fees of $15,180 were waived for the Portfolio.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments
During the six months ended April 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

		U.S. GOVERNMENT &
	INVESTMENTS	AGENCY OBLIGATIONS
Purchases	$131,967	$13,899,592

Sales	2,391,191	18,200,517

At April 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$55,515

Gross unrealized depreciation	(9,190,537)

Net unrealized depreciation	$(9,135,022)

At April 30, 2009, the Portfolio had the following open futures contracts:

	NUMBER OF	EXPIRATION	BASIS	MARKET	UNREALIZED
	CONTRACTS	DATE	VALUE	VALUE	GAIN (LOSS)
Contracts to Buy:
90-Day Eurodollar	10	6/09	$2,406,000	$2,476,375	$70,375

90-Day Eurodollar	13	9/10	3,190,859	3,191,013	154

U.S. Treasury 5-Year Notes	26	6/09	3,062,796	3,045,656	(17,140)

Net unrealized gain on open futures contracts					$53,389

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report   27

Notes to financial statements (unaudited) continued

At April 30, 2009, the Portfolio held TBA securities with a total cost of $545,041.

During the six months ended April 30, 2009, written option transactions for the Portfolio were as follows:

	NUMBER OF
	CONTRACTS	PREMIUMS
Written options, outstanding October 31, 2008	81	$41,939

Options written	38	39,713

Options closed	(105)	(75,521)

Options expired	(14)	(6,131)

Written options, outstanding April 30, 2009	—	—

4. Shares of beneficial interest
At April 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Portfolio were as follows:

	SIX MONTHS ENDED	YEAR ENDED
	APRIL 30, 2009	OCTOBER 31, 2008
Shares sold	70,654	326,394

Shares issued on reinvestment	187,861	183,879

Shares repurchased	(481,273)	(1,330,048)

Net decrease	(222,758)	(819,775)

5. Capital loss carryforward
On October 31, 2008, the Portfolio had a net capital loss carryforward of approximately $340,825, of which $129,511 expires in 2014 and $211,314 expires in 2015. These amounts will be available to offset any future taxable capital gains.

6.	Regulatory matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Portfolio, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolio, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Portfolio (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated

28   Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report

there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report   29

Notes to financial statements (unaudited) continued

independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7.	Legal matters
Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Portfolio, and other affiliated funds (collectively, the “Funds’) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”) and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the

30   Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report

cause of action under Section 36(b] of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report   31

Notes to financial statements (unaudited) continued

8.	Other matters
On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A, Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisor agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an ”interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter], after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on

32   Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report

July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

9.	Recent accounting pronouncements
In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

* * *

In April 2009, FASB issued FASB Staff Position No, 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

Legg Mason Partners Variable Adjustable Rate Income Portfolio 2009 Semi-Annual Report   33

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Legg Mason Partners Variable Income Trust (the “Trust”) held on November 10-11, 2008, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Legg Mason Partners Variable Adjustable Rate Income Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background
The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided by management during the Meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the

34   Legg Mason Partners Variable Adjustable Rate Income Portfolio

Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper,

Legg Mason Partners Variable Adjustable Rate Income Portfolio   35

Board approval of management and subadvisory agreements (unaudited) continued

Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified by Lipper as short-intermediate investment-grade debt funds underlying variable insurance products, showed, among other data, that the Fund’s performance for the 1- and 3-year periods ended June 30, 2008 was below the median. The Board noted the explanations from the Manager concerning the underperformance versus the peer group.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that it will continue to evaluate the Fund’s performance and any actions taken by the Manager to continue to improve performance.

Management fees and expense ratios
The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) (the “Actual Management Fee”) and that the Manager had agreed to continue its fee waivers and reimbursements until further notice. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the

36   Legg Mason Partners Variable Adjustable Rate Income Portfolio

preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of funds (including the Fund) classified either as short-intermediate investment-grade debt funds underlying variable insurance products or as intermediate investment-grade debt funds underlying variable insurance products and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was at the median and Actual Management Fee (which reflects a fee waiver) was below the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than the current contractual fee.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant the year before. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Legg Mason Partners Variable Adjustable Rate Income Portfolio   37

Board approval of management and subadvisory agreements (unaudited) continued

Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Fund’s Contractual Management Fee was within the range of the average of management fees paid by the other funds in the Expense Group at all asset levels and that the Actual Management Fee was below the median of the Expense Group. The Board also considered the fee waivers by the Manager and the fact that the Manager pays the subadvisory fee out of the Management Fee.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser
The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

38   Legg Mason Partners Variable Adjustable Rate Income Portfolio

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Legg Mason Partners
Variable Adjustable Rate Income Portfolio

Trustees

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
  Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Western Asset Management
Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent*

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

*	Prior to April 4, 2009, PNC Global Investment Servicing was the Portfolio’s transfer agent.

Legg Mason Partners Variable Adjustable Rate Income Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO
Legg Mason Funds
55 Water Street
New York, New York 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms
N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Adjustable Rate Income Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest money manager in the world, according to Pensions & Investments, May 26, 2008, based on 12/31/07 worldwide assets under management.*

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04230 6/09 SR09-820

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Variable Income Trust
Date: June 24, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Variable Income Trust
Date: June 24, 2009

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Variable Income Trust
Date: June 24, 2009